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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o Investors Management Group
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.               JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST    DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200            CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266              OLDFATHER
                                       1900 U.S. BANK BUILDING,
                                       233 S. 13TH STREET
                                       LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30
DATE OF REPORTING PERIOD: 09/30/2007

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IOWA PUBLIC AGENCY INVESTMENT TRUST
Direct Government Obligation Fund

  QTY OR PRINCIPAL      DESCRIPTION                        AMORTIZED COST
  ----------------      -----------                        --------------

Govt & Agency Sec

     1,100,000.000      U.S. Treasury Note                   1,100,000.00
                        4.000% Due 09/30/07
                        912828EH9

       900,000.000      U.S. Treasury Note                     899,476.89
                        4.250% Due 10/31/07
                        912828EK2

       900,000.000      U.S. Treasury Note                     897,894.07
                        3.000% Due 11/15/07
                        912828AN0

     1,300,000.000      U.S. Treasury Note                   1,297,997.28
                        4.375% Due 12/31/07
                        912828ER7

       200,000.000      PEFCO                                  198,931.20
                        3.400% Due 02/15/08
                        742651CX8

       200,000.000      U.S. Treasury Note                     199,663.20
                        4.625% Due 02/29/08
                        912828EY2

       300,000.000      U.S. Treasury Note                     299,627.40
                        4.625% Due 03/31/08
                        912828EZ9

       300,000.000      U.S. Treasury Note                     299,753.88
                        4.875% Due 04/30/08
                        912828FC9

       500,000.000      U.S. Treasury Note                     503,786.52
                        5.125% Due 06/30/08
                        912828FJ4

     1,000,000.000      U.S. Treasury Note                   1,006,467.28
                        4.875% Due 08/31/08
                        912828FR6

     6,700,000.000      TOTAL                                6,703,597.72

REPURCHASE AGREEMENT

     6,000,000.000      IPAIT DGO Bear Stns                  6,000,000.00
                        3.75% due 10/ 1/07

     8,768,000.000      IPAIT DGO Barclays                   8,768,000.00
                        3.9% due 10/ 1/07

    14,768,000.000      TOTAL                               14,768,000.00
                                                            -------------
    21,468,000.000      TOTAL PORTFOLIO                     21,471,597.72
                                                            =============

IOWA PUBLIC AGENCY INVESTMENT TRUST
Diversified Fund

 QTY OR PRINCIPAL    DESCRIPTION                            AMORTIZED COST
 ----------------    -----------                            --------------

Govt & Agency Sec

    6,000,000.000    FHLB                                     5,996,683.97
                     0.000% Due 10/05/07
                     3133MSRX0

      500,000.000    FHLB                                       499,513.15
                     3.250% Due 10/19/07
                     3133X8TK8

    2,000,000.000    FHLB Step Cpn                            1,999,208.80
                     4.500% Due 10/22/07
                     3133X8TQ5

    4,500,000.000    FHLB                                     4,498,559.92
                     4.625% Due 10/24/07
                     3133XDL82

    2,000,000.000    FHLMC DN                                 1,987,937.09
                     0.000% Due 11/13/07
                     313396PE7

    1,000,000.000    FHLB                                       998,435.20
                     3.800% Due 11/13/07
                     3133X1XS1

    4,000,000.000    FNMA                                     3,999,918.47
                     5.150% Due 11/21/07
                     31359M2H5

    2,000,000.000    FHLB                                     1,998,814.80
                     4.875% Due 11/23/07
                     3133XDS51

    7,150,000.000    FHLMC                                    7,136,584.28
                     4.150% Due 12/07/07
                     3128X4BU4

    3,000,000.000    FHLMC DN                                 2,971,298.25
                     0.000% Due 12/11/07
                     313396QJ5

    4,525,000.000    FFCB                                     4,495,798.01
                     3.100% Due 01/22/08
                     31331QZR1

    3,000,000.000    FNMA                                     3,005,285.34
                     5.750% Due 02/15/08
                     31359MDJ9

    2,000,000.000    FHLMC                                    1,995,953.65
                     4.625% Due 02/21/08
                     3134A4ZU1

    4,000,000.000    FHLB                                     3,958,646.55
                     2.750% Due 03/14/08
                     3133MXFT1

    5,000,000.000    FHLB                                     4,995,403.22
                     5.000% Due 03/19/08
                     3133XKAH8

    1,575,000.000    FHLB Step Cpn                            1,562,112.00
                     3.375% Due 03/28/08
                     3133X5PW2

    1,775,000.000    FHLB                                     1,748,020.31
                     3.000% Due 07/09/08
                     31339YCE0

    2,500,000.000    FHLB                                     2,504,254.70
                     5.000% Due 08/01/08
                     3133XLVT7

    2,000,000.000    FHLB Step Cpn                            1,986,858.85
                     4.000% Due 08/13/08
                     31339YVF6

    3,000,000.000    FHLMC                                    3,013,582.90
                     5.125% Due 08/14/08
                     3128X5E61

    2,000,000.000    FHLB                                     2,007,136.08
                     5.000% Due 09/12/08
                     3133XEZP7

    4,000,000.000    FFCB                                     4,003,728.23
                     4.650% Due 09/17/08
                     31331X3M2

   67,525,000.000    TOTAL                                   67,363,733.77

REPURCHASE AGREEMENT

   65,000,000.000    Bear Stns IPAIT Repo                    65,000,000.00
                     4.85% due 10/ 1/07

   62,078,000.000    IPAIT Lehman Repo                       62,078,000.00
                     4.65% due 10/ 1/07

   64,000,000.000    IPAIT Barclays Repo                     64,000,000.00
                     4.8% due 10/ 1/07

  191,078,000.000    TOTAL                                  191,078,000.00

SHORT-TERM INVEST

    3,000,000.000    Freedom Bank-Elkader                     3,000,000.00
                     5.460% Due 10/04/07
                     CD9983700

    1,000,000.000    American State Bk-SC                     1,000,000.00
                     5.480% Due 10/10/07
                     CD9979864

    1,000,000.000    American Bank-LeMars                     1,000,000.00
                     5.210% Due 12/06/07
                     CD9979146

    2,000,000.000    Community St-Ankeny                      2,000,000.00
                     5.490% Due 12/28/07
                     CD9983601

      900,000.000    First St-Ida Grove                         900,000.00
                     5.340% Due 05/20/08
                     CD9984781

      800,000.000    Exchange Bank-Collin                       800,000.00
                     5.600% Due 07/07/08
                     CD9983882

    1,500,000.000    Vision Bank -WDSM                        1,500,000.00
                     5.290% Due 08/25/08
                     CD0000652

    1,000,000.000    St Ansgar State Bank                     1,000,000.00
                     5.010% Due 09/08/08
                     CD0000702

    1,500,000.000    Union St-Winterset                       1,500,000.00
                     5.010% Due 09/08/08
                     CD0000710

   12,700,000.000    TOTAL                                   12,700,000.00
                                                            --------------
  271,303,000.000    TOTAL PORTFOLIO                        271,141,733.77
                                                            ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 28, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
--------------------------------
Tom Hanafan, Chair and Trustee


Date: November 28, 2007


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
-------------------------
Jeff Lorenzen, Chief Executive Officer, November 28, 2007



/s/ Amy Mitchell
--------------------------
Amy Mitchell, Chief Financial Officer, November 28, 2007